COLUMBIA FUNDS SERIES TRUST Columbia Mid Cap Value Fund (the "Fund") Supplement dated November 1, 2012 to the Fund's Class Y prospectus dated July 1, 2012, as supplemented
(Columbia Mid Cap Value Fund)
The Fund's prospectus offering Class Y shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Columbia Mid Cap Value Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Mid Cap Value Fund)		Class Y Shares
Management fees	[1]	0.70%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.03%
Total annual Fund operating expenses		0.73%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	75	233	406	906

COLUMBIA FUNDS SERIES TRUST Columbia Mid Cap Value Fund (the "Fund") Supplement dated November 1, 2012 to the Fund's Class Y prospectus dated July 1, 2012, as supplemented
(Columbia Mid Cap Value Fund)
The Fund's prospectus offering Class Y shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Columbia Mid Cap Value Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Mid Cap Value Fund)		Class Y Shares
Management fees	[1]	0.70%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[2]	0.03%
Total annual Fund operating expenses		0.73%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Expense Example (Columbia Mid Cap Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	75	233	406	906

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Columbia Mid Cap Value Fund), Class Y Shares)	0 Months Ended
Nov. 01, 2012
(Columbia Mid Cap Value Fund) | Class Y Shares
Operating Expenses:
Management fees	0.70% [1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.03% [2]
Total annual Fund operating expenses	0.73%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001097519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 1, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2012
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	columbia_SupplementTextBlock	COLUMBIA FUNDS SERIES TRUST Columbia Mid Cap Value Fund (the "Fund") Supplement dated November 1, 2012 to the Fund's Class Y prospectus dated July 1, 2012, as supplemented
(Columbia Mid Cap Value Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	columbia_SupplementTextBlock	The Fund's prospectus offering Class Y shares is revised and supplemented as follows:
Annual Fund Operating Supplement [Text Block]	columbia_SupplementTextBlock_01

The section of the Fund's prospectus entitled "Columbia Mid Cap Value Fund – Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
(Columbia Mid Cap Value Fund) | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and/or service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%	[2]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to certain fees paid by the Fund.